9. Warrants	12 Months Ended
Dec. 31, 2012
Warrants
9. Warrants

On May 20, 2004, the Company completed a private placement of 114,000 units (the “Units”) of its securities at a price of $1.00 per Unit. Each Unit consisted of:

•	One share of the Company’s common stock, no par value per share;

•	One Class A Warrant exercisable at $10.00 per share until May 20, 2010;

•	One Class B Warrant exercisable at $50.00 per share until May 20, 2011; and

•	One Class C Warrant exercisable at $110.00 per share until May 20, 2012;

Originally, all of the warrants were to have become exercisable on May 20, 2007.

On March 19, 2007, the Company and each respective warrant holder agreed to postpone the vesting of the Company’s Class A, Class B and Class C warrants to May 20, 2008, November 20, 2008 and May 20, 2009, respectively. All other terms of the warrant agreements remain unchanged and accordingly there was no change in the fair value to be recognized.

During 2008, the vesting dates were further extended from May 20, 2008 to November 20, 2008 with respect to the Class A Warrants, from November 20, 2008 to May 20, 2009 with respect to the Class B Warrants, and from May 20, 2009 to November 20, 2009 with respect to the Class C Warrants.

On May 19, 2009, the expiration dates were extended from May 20, 2010 to May 20, 2012 with respect to the Class A Warrants, from May 20, 2011 to May 20, 2013 with respect to the Class B Warrants, and from May 20, 2012 to May 20, 2014 with respect to the Class C Warrants.  Also, the vesting dates were extended from May 20, 2009 to May 20, 2011 with respect to the Class B Warrants, and from November 20, 2009 to November 20, 2011 with respect to the Class C Warrants.  All other terms of the warrant agreements remained unchanged.

The aggregate incremental fair value of the modification of the warrants made in 2008 and 2009 was $2,059,980 and $1,881,048, respectively. The fair value of the modified warrants were estimated as of the date of each modification using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2009 modification	2008 modification
Risk-free interest rate	1.51%	2.00%
Dividend yield	0.00%	0.00%
Volatility	143.83%	125.27%
Expected life	3 years	3.29 years

During the years ended December 31, 2012, 2011, and 2010, the Company recognized stock-based compensation of $0, $622,364, and $882,464 respectively, related to the modification of these warrants. See Note 8. Stock Options. As of December 31, 2011, all warrants were fully vested and exercisable therefore no unrecognized stock-based compensation that will be recognized after December 31, 2011.

The following table summarizes warrant-related activity for the years ended December 31, 2012, and 2011:

							Weighted
							Average
			Outstanding at			Outstanding at	Remaining Contractual
	Exercise	Expiration	December 31,			December 31,	Life (Years) at
Class	Price	Date	2011	Exercised	Expired	2012	December 31, 2012

A	$ 10.00	May 20, 2012	108,000	-	(108,000)	-	0
B	50.00	May 20, 2013	114,000	-	0	114,000	0.4
C	110.00	May 20, 2014	114,000	-	0	114,000	1.4
			336,000	-	(108,000)	228,000	0.9

							Weighted
							Average
			Outstanding at			Outstanding at	Remaining Contractual
	Exercise	Expiration	December 31,			December 31,	Life (Years) at
Class	Price	Date	2010	Exercised	Expired	2011	December 31, 2011

A	$ 10.00	May 20, 2012	108,000	-	-	108,000	0.4
B	50.00	May 20, 2013	114,000	-	-	114,000	1.4
C	110.00	May 20, 2014	114,000	-	-	114,000	2.4
			336,000	-	-	336,000	1.4

The weighted average exercise price of the warrants as of December 31, 2012 is $80.00 per share and $57.50 per share as of December 31, 2011.

The Company has the right, at its sole discretion, to accelerate the maturity date and to lower the exercise price of all of the warrants.

Cash received from warrants exercised during the years ended December 31, 2012, 2011, and 2010 was $0, $0 and $60,000, respectively.